Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

This disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K under the 1934 Act (“Item 402(v)”) and does not necessarily reflect value actually realized by the Named Executive Officers or how the Talent and Compensation Committee evaluates compensation decisions in light of Company or individual performance. For discussion of how the Talent and Compensation Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 53.

The following tables and related disclosures provide information about (i) the total compensation (“SCT Total”) of our principal executive officer (“PEO”) and our non-PEO Named Executive Officers (collectively, the “Other NEOs”) as presented in the Summary Compensation Table on page 70, (ii) the “compensation actually paid” (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures.

	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Table Total for non-PEO Named Executive Officers ($) (d)	Average Compensation Actually Paid to non-PEO Named Executive Officers ($) (e)	Value of Initial Fixed $100 Investment on Dec. 31, 2019 Based on		Net Income ($) (millions) (h)		Comparable Currency Neutral Operating Income Growth (non-GAAP) (Supplemental Measure) (j)
Year (a)					Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)		Organic Revenue Growth (non-GAAP) (i)
2022	$22,822,519	$54,495,284	$7,731,933	$16,456,021	$126	$132	$9,571	16.0%	19.5%
2021	24,883,878	60,511,538	8,668,505	15,571,959	114	123	9,804	15.5%	12.0%
2020	18,383,474	2,270,190	6,153,532	2,584,955	102	108	7,768	-9.0%	0.0%

Company Selected Measure Name	Organic revenue growth
Named Executive Officers, Footnote [Text Block]	Names of PEO and Other NEOs (Column (b); Column (c); Column (d); Column (e))

2022: PEO: James Quincey; Other NEOs: John Murphy, Manuel Arroyo, Alfredo Rivera and Brian J. Smith

2021: PEO: James Quincey; Other NEOs: John Murphy, Manuel Arroyo, Alfredo Rivera, Brian J. Smith and Bradley M. Gayton

	2020: PEO: James Quincey; Other NEOs: John Murphy, Manuel Arroyo, Bradley M. Gayton and Brian J. Smith
Peer Group Issuers, Footnote [Text Block]	Peer Group Total Shareholder Return (Column (g))

	The peer group used in this disclosure is the Dow Jones Food & Beverage Total Return Index, which is the same peer group used in Part II, Item 5 of our Form 10-K.
PEO Total Compensation Amount	$ 22,822,519	$ 24,883,878	$ 18,383,474
PEO Actually Paid Compensation Amount	$ 54,495,284	60,511,538	2,270,190
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments to Calculate Compensation Actually Paid to PEO (Column (c)) and Average Compensation Actually Paid to Other NEOs (Column (e))

The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO (Column (b)) and our Other NEOs (Column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	2022		2021		2020
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Total	$22,822,519	$7,731,933	$24,883,878	$8,668,505	$18,383,474	$6,153,532
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	(490,035)	(405,368)	(293,215)	(170,695)	(759,678)	(415,224)
Add: Service cost for the covered fiscal year	221,266	101,864	214,384	186,283	157,615	200,307
Add: Prior service cost for the covered fiscal year	0	0	0	0	0	0
Adjustments for stock awards and option awards**
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(14,133,339)	(4,064,153)	(16,472,735)	(3,982,125)	(14,591,093)	(4,358,086)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	24,679,920	7,158,191	39,672,363	8,896,040	7,155,518	2,761,885
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	19,902,921	5,525,189	15,006,128	3,307,124	(10,157,329)	(2,119,809)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0	0	0	0	0
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	1,492,032	408,365	(2,499,265)	(494,044)	2,081,683	362,350
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	(839,129)	0	0
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0	0	0	0	0
CAP Amounts (as calculated)	$54,495,284	$16,456,021	$60,511,538	$15,571,959	$2,270,190	$2,584,955

*	Amounts presented are averages for the entire group of Other NEOs in each respective year.
**	To determine the value of stock options included in CAP, the lattice valuation model was used, which differs from the Black-Scholes valuation model that was used at grant date. The lattice valuation model was deemed most appropriate because it is better able to value stock options at varying levels of stock price relative to the option exercise price and is consistent with valuation methodologies permitted under GAAP.

Non-PEO NEO Average Total Compensation Amount	$ 7,731,933	8,668,505	6,153,532
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,456,021	15,571,959	2,584,955
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments to Calculate Compensation Actually Paid to PEO (Column (c)) and Average Compensation Actually Paid to Other NEOs (Column (e))

The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO (Column (b)) and our Other NEOs (Column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	2022		2021		2020
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Total	$22,822,519	$7,731,933	$24,883,878	$8,668,505	$18,383,474	$6,153,532
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	(490,035)	(405,368)	(293,215)	(170,695)	(759,678)	(415,224)
Add: Service cost for the covered fiscal year	221,266	101,864	214,384	186,283	157,615	200,307
Add: Prior service cost for the covered fiscal year	0	0	0	0	0	0
Adjustments for stock awards and option awards**
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(14,133,339)	(4,064,153)	(16,472,735)	(3,982,125)	(14,591,093)	(4,358,086)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	24,679,920	7,158,191	39,672,363	8,896,040	7,155,518	2,761,885
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	19,902,921	5,525,189	15,006,128	3,307,124	(10,157,329)	(2,119,809)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0	0	0	0	0
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	1,492,032	408,365	(2,499,265)	(494,044)	2,081,683	362,350
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	(839,129)	0	0
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0	0	0	0	0
CAP Amounts (as calculated)	$54,495,284	$16,456,021	$60,511,538	$15,571,959	$2,270,190	$2,584,955

*	Amounts presented are averages for the entire group of Other NEOs in each respective year.
**	To determine the value of stock options included in CAP, the lattice valuation model was used, which differs from the Black-Scholes valuation model that was used at grant date. The lattice valuation model was deemed most appropriate because it is better able to value stock options at varying levels of stock price relative to the option exercise price and is consistent with valuation methodologies permitted under GAAP.

Equity Valuation Assumption Difference, Footnote [Text Block]	To determine the value of stock options included in CAP, the lattice valuation model was used, which differs from the Black-Scholes valuation model that was used at grant date. The lattice valuation model was deemed most appropriate because it is better able to value stock options at varying levels of stock price relative to the option exercise price and is consistent with valuation methodologies permitted under GAAP.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP VS. COMPANY TSR AND PEER GROUP TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP VS. NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP VS. ORGANIC REVENUE GROWTH AND COMPARABLE CURRENCY NEUTRAL OPERATING INCOME GROWTH
Tabular List [Table Text Block]

Financial Performance Measures

The following table lists the four financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link CAP for our Named Executive Officers to Company performance for 2022.

Organic Revenue Growth (non-GAAP) (Company-Selected Measure)
Comparable Currency Neutral Operating Income Growth (non-GAAP)
Comparable Currency Neutral Earnings Per Share Growth (non-GAAP)
Cumulative Free Cash Flow (non-GAAP)

Total Shareholder Return Amount	$ 126	114	102
Peer Group Total Shareholder Return Amount	132	123	108
Net Income (Loss)	$ 9,571,000,000	$ 9,804,000,000	$ 7,768,000,000
Company Selected Measure Amount	0.160	0.155	(0.090)
PEO Name	James Quincey	James Quincey	James Quincey
Additional 402(v) Disclosure [Text Block]	RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID AND PERFORMANCE

The graphs below show the relationship of “compensation actually paid” to our PEO and Other NEOs to (i) the Company’s organic revenue growth (non-GAAP), (ii) the Company’s comparable currency neutral operating income growth (non-GAAP), (iii) the Company’s net income and (iv) TSR of both the Company and the Dow Jones Food & Beverage Total Return Index.

	CAP, as calculated in accordance with Item 402(v), reflects, among others, adjustments to the fair value of equity awards during the years presented. Factors impacting the fair value of equity awards include the price of our Common Stock at year end, as well as the projected and actual achievement of performance goals. These adjustments contributed significantly to the change in CAP reported for 2020 to 2021.
P E O Adj 1 Member Deduct Aggregate Actuarial Present Value S C T Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (490,035)	$ (293,215)	$ (759,678)
Non P E O Adj 1 Member Deduct Aggregate Actuarial Present Value S C T Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(405,368)	(170,695)	(415,224)
P E O Adj 2 Member Add Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	221,266	214,384	157,615
Non P E O Adj 2 Member Add Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	101,864	186,283	200,307
P E O Adj 3 Member Add Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O Adj 3 Member Add Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Adj 4 Member Deduct Aggregate Stock And Option Awards S C T Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,133,339)	(16,472,735)	(14,591,093)
Non P E O Adj 4 Member Deduct Aggregate Stock And Option Awards S C T Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,064,153)	(3,982,125)	(4,358,086)
P E O Adj 5 Member Add Fair Value At Year End Of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,679,920	39,672,363	7,155,518
Non P E O Adj 5 Member Add Fair Value At Year End Of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,158,191	8,896,040	2,761,885
P E O Adj 6 Member Add Deduct Year Over Year Change In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,902,921	15,006,128	(10,157,329)
Non P E O Adj 6 Member Add Deduct Year Over Year Change In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,525,189	3,307,124	(2,119,809)
P E O Adj 7 Member Add Vesting Date Fair Value Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O Adj 7 Member Add Vesting Date Fair Value Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Adj 8 Member Add Deduct Change Vesting Date In Fair Value Of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,492,032	(2,499,265)	2,081,683
Non P E O Adj 8 Member Add Deduct Change Vesting Date In Fair Value Of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	408,365	(494,044)	362,350
P E O Adj 9 Member Deduct Fair Valueat End Of Prior Fiscal Year Of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O Adj 9 Member Deduct Fair Valueat End Of Prior Fiscal Year Of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(839,129)	0
P E O Adj 10 Member Add Dividends Other Earnings Paid Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O Adj 10 Member Add Dividends Other Earnings Paid Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Organic Revenue Growth
Non-GAAP Measure Description [Text Block]	Organic Revenue Growth (non-GAAP) (Column (i))

	Organic revenue growth is referred to as “net operating revenue growth” in our Named Executive Officers’ incentive programs (see page 58 in the Compensation Discussion and Analysis). Organic revenue growth is a non-GAAP financial measure that excludes or has otherwise been adjusted for the impact of acquisitions, divestitures and structural changes, as applicable, and the impact of changes in foreign currency exchange rates. Organic revenue growth was determined to be the most important financial performance measure linking CAP to Company performance for 2022 and therefore was selected as the 2022 “Company-Selected Measure” as defined in Item 402(v).
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]	CAP VS. ORGANIC REVENUE GROWTH AND COMPARABLE CURRENCY NEUTRAL OPERATING INCOME GROWTH
Other Performance Measure Amount	0.195	0.120	0.000
Measure Name	Comparable Currency Neutral Operating Income Growth
Non-GAAP Measure Description [Text Block]	Comparable Currency Neutral Operating Income Growth (non-GAAP) (Supplemental Measure) (Column (j))

	Comparable currency neutral operating income growth is referred to as “operating income growth” in our Named Executive Officers’ incentive programs (see page 58 in the Compensation Discussion and Analysis). Comparable currency neutral operating income growth (adjusted for structural changes) is a non-GAAP financial measure that excludes or has otherwise been adjusted for items impacting comparability, the impact of changes in foreign currency exchange rates, and the impact of structural changes, as applicable. Items impacting comparability include asset impairments, transaction gains/losses, restructuring and other items. Structural changes generally refer to acquisitions and divestitures of bottling operations, including the impact of intercompany transactions among our operating segments. The Company has elected to present comparable currency neutral operating income growth, a supplemental measure, to assist in understanding the changes in CAP over the fiscal years presented.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Comparable Currency Neutral Earnings Per Share Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative Free Cash Flow